Off-Balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 495,548,093	$ 655,449,152
Documentary Export and Import Credits	36,839,836	24,649,846
Guarantees Granted	771,147,964	459,295,076
Liabilities for Foreign Trade Operations	$ 36,920,307	$ 20,987,017